Restructuring-Textuals (Detail) - USD ($) $ in Thousands	3 Months Ended									12 Months Ended
	Feb. 26, 2017	Nov. 27, 2016	Aug. 28, 2016	May 29, 2016	Feb. 28, 2016	Nov. 29, 2015	Aug. 30, 2015	May 31, 2015	Mar. 01, 2015	Nov. 27, 2016	Nov. 29, 2015	Nov. 30, 2014
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 0	$ (718)	$ (627)	$ (191)	$ 1,848	$ 2,725	$ 4,054	$ 2,954	$ 4,338	$ 312	$ 14,071	$ 128,425
Corporate and Other [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges					1,848					313	14,071	128,425
Other general and administrative expense					$ 1,497					$ 7,195	$ 30,736	$ 27,621